Convertible Preferred Stock (Details) - Schedule of outstanding Convertible Preferred Stock - EQRx, INC. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Conversion of Stock [Line Items]
Shares Authorized	469,955,057
Shares Issued and Outstanding	469,464,496
Carrying Value	$ 811,411,000	$ 740,155
Liquidation Preference	$ 812,537,000	$ 740,882
Series A [Member]
Conversion of Stock [Line Items]
Shares Authorized	262,070,014
Shares Issued and Outstanding	262,070,014
Carrying Value	$ 243,536,000
Liquidation Preference	$ 243,882,000
Conversion Price (per share)	$ 0.9306
Series B [Member]
Conversion of Stock [Line Items]
Shares Authorized	207,885,043
Shares Issued and Outstanding	207,394,482
Carrying Value	$ 567,875,000
Liquidation Preference	$ 568,655,000
Conversion Price (per share)	$ 2.7419